Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments (Details) [Line Items]
Other accounts receivables	$ 134,000
Other comprehensive income	228,000
“Monte Carlo Simulation” [Member]
Financial Instruments (Details) [Line Items]
Adjusted discount rate		11.40%
Volatility rate		15.17%
Fair value total		$ 21,855,000
Derivatives instruments not designated as hedging [Member]
Financial Instruments (Details) [Line Items]
Fair value of the derivative instruments not designated as hedging	8,000
Open transactions for derivative instruments	9,149,000
Cash flow hedges [member]
Financial Instruments (Details) [Line Items]
Open transactions for derivative instruments	389
Fair value of derivative instrument designated as hedging instrument	$ 141,000